BUSINESS ACQUISITIONS	12 Months Ended
Dec. 31, 2025
BUSINESS ACQUISITIONS
BUSINESS ACQUISITIONS

7.   BUSINESS ACQUISITIONS

On April 3, 2023, Videotron acquired all the issued shares of Freedom Mobile Inc. (“Freedom”) from Shaw Communications Inc. (“Shaw”) for a cash consideration of $2.07 billion, net of cash acquired of $103.2 million. As part of this transaction, Videotron assumed certain debts, mainly lease obligations. A post-closing adjustment of $2.0 million was paid by Videotron in 2025. This acquisition immediately preceded the acquisition of Shaw by Rogers Communications Inc. (“Rogers”). The acquisition of Freedom included the Freedom Mobile brand’s entire wireless and Internet customer base, as well as its owned infrastructure, spectrum and retail outlets. It also included a long-term undertaking by Shaw and Rogers to provide Videotron with transport services (including backhaul and backbone), roaming services and wholesale Internet services. Videotron also made certain commercial commitments to the Minister of Innovation, Science and Industry. These transactions have supported the expansion of the Corporation’s telecommunications services in Ontario and Western Canada.

The table below presents the fair value of the net assets acquired as of the acquisition date:

Assets
Accounts receivable	$257.3
Other current assets[1]	181.3
Property, plant and equipment[2]	709.1
Intangible assets[3]	1,177.7
Right-of-use of assets	226.2
Other assets	65.8
2,617.4
Liabilities
Accounts payable, accrued charges and provisions	(127.2)
Other current liabilities	(94.2)
Lease liabilities	(226.2)
Deferred income taxes	(17.9)
Other liabilities	(84.1)
(549.6)
Net assets acquired	$2,067.8

Cash consideration paid	$2,171.0
Cash acquired	(103.2)
$2,067.8
1	Includes mainly inventories and contract assets.
2	Includes mainly the wireless network.
3	Includes mainly spectrum licences, software, customer relationships, the Freedom brand and others.

The Freedom acquisition contributed revenues of $850.1 million and net income of $94.0 million from April 3, 2023 to December 31, 2023, excluding financial expenses incurred on the term credit facility entered into in April 2023 to finance the acquisition (note 15).